Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2024
Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty

5.           Critical accounting judgments and key sources of estimation uncertainty

In applying the Company’s accounting policies, described in note 4, the Company’s management makes judgments, estimates and assumptions about the carrying amounts of assets and liabilities in the consolidated financial statements. The estimates and underlying assumptions are based on historical experience and other factors considered relevant. Actual results may differ from these estimates.

Estimates and assumptions are reviewed on an ongoing basis. Adjustments to accounting estimates are recognized in the period in which the adjustment is made and future periods if the change affects both the current period and to subsequent periods.

a.	Critical accounting judgments

Critical judgments, other than those involving estimations (see paragraph b), made by management throughout the process of applying the Company’s accounting policies that have a material effect on the consolidated financial statements, are presented below.

●	Evaluation of the existence of control on investments in subsidiaries (see note 11).
●	Defined benefit obligations to the Company’s employees are discounted at a rate set by reference to market rates at the end of the reference period of Mexican government bonds.
●	The Company is subject to transactions or contingent events over which it applies professional judgment to determine the probability of occurrence. Factors considered in this determination are the legal situation as of the date on which the estimation is made and the opinion of legal advisors.
b.	Key sources of estimation uncertainty

Basic assumptions concerning the future and other key sources of uncertainty in the estimates made at the end of the reporting period, that have a significant risk of causing significant adjustments to the carrying amounts of assets and liabilities within the following financial year are as follows:

●	The Company’s long-lived assets correspond to concessions granted by the Mexican Government, properties, leasehold improvements and equipment. The Company reviews the carrying amounts of its long-lived assets to determine whether there are indications of impairment.

The Company did not identify impairment with respect to the investment of the NH T2 Hotel recorded in improvements in leased assets, whose lease contract with Mexico City International Airport expires in 2029.

The Company determined the recoverable amount of the cash-generating unit corresponding to NH T2 by estimating the value in use, which uses cash flow projections based on projections over the remaining life of the lease until 2029, discounted at a discount rate of between 12.0% to 13.0%. Over the projection period, management considers an occupancy rate of 82% in 2025. Likewise, the average rate is based on the actual tariff for 2024 and maintains inflationary growth going forward.

The Company’s management, based on value-in-use calculations, has not identified any impairment as the recoverable amount exceeds the carrying value of the cash generating unit by approximately 28%. The recoverable amount includes the carrying value of the finance lease.

Management estimates that the value in use considering an average tariff reduction of 11.1% or an occupancy rate 2,180 basis points lower than estimated during the projection period would equal the carrying value of the cash generating unit.

●	The Company’s management reviews the estimated useful lives of property, leasehold improvements and equipment at the end of each annual period. Based on detailed analyses, the Company’s management could modify the useful life of certain assets of property, leasehold improvements and equipment. The degree of uncertainty associated with estimates of useful lives is related to market changes, use of assets and technological development.

●	The Company’s management determines and recognizes, based on estimates, the major maintenance provision as per concession contracts with the Mexican Government to maintain and restore the airports’ infrastructure, which affects the results of periods ranging from the moment concession infrastructure becomes available for use through the date on which the maintenance and/or repair works are performed. The Company also calculates the appropriate discount rate for determining the present value of expected expenses that are required to meet its obligations.

The short- and long-term classification of the provision is based on the best estimate of the Company of the period in which the work is expected to be carried out. There is also a judgment in determining the accounting policy of recognition of this provision.

Although these estimates were made based on the best information available as of December 31, 2024, 2023 and 2022 it is possible that future events may require the Company to modify (increase or decrease) the amounts in the coming years, which in such case would be applicable on a prospective basis by recognizing the effects of changes in estimates in the corresponding consolidated financial statements.